UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-6083

Name of Registrant:	Vanguard Ohio Tax-Free Funds

Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end:	November 30
Date of reporting period:	August 31, 2009

Item 1: Schedule of Investments

Vanguard Ohio Tax-Exempt Money Market Fund

Schedule of Investments
As of August 31, 2009

				Face	Market
		Maturity		Amount	Value
	Coupon	Date		($000)	($000)
Tax-Exempt Municipal Bonds (99.7%)
Ohio (98.5%)
Akron OH BAN	1.375%	6/24/10		3,000	3,007
Allen County OH Hosp. Fac. Rev. (Catholic
Healthcare) VRDO	0.130%	9/1/09	LOC	14,200	14,200
Allen County OH Hosp. Fac. Rev. (Catholic
Healthcare) VRDO	0.300%	9/8/09	LOC	13,250	13,250
1 American Muni. Power Ohio Inc. TOB VRDO	0.490%	9/8/09	(12)	10,000	10,000
1 American Muni. Power Ohio Inc. TOB VRDO	0.490%	9/8/09	(12)	9,315	9,315
Beachwood OH BAN	2.250%	12/3/09		1,000	1,001
Bowling Green State Univ. Ohio General
Receipts Rev.	5.750%	6/1/10	(Prere.)	2,250	2,360
Butler County OH BAN	1.250%	8/5/10		7,500	7,538
Cincinnati OH City School Dist. GO	1.750%	5/26/10		2,500	2,508
1 Cincinnati OH City School Dist. GO TOB VRDO	0.390%	9/8/09	(12)	12,440	12,440
Cleveland OH Airport System Rev. VRDO	0.270%	9/8/09	LOC	3,100	3,100
Cleveland OH COP VRDO	0.280%	9/8/09	LOC	22,600	22,600
1 Cleveland OH Water Works Rev. TOB VRDO	0.390%	9/8/09		14,850	14,850
Cleveland OH Water Works Rev. VRDO	0.320%	9/8/09	LOC	28,000	28,000
Cleveland-Cuyahoga County OH Port Auth.
Rev. (Euclid Avenue Housing Corp. Project)
VRDO	0.210%	9/8/09	LOC	2,750	2,750
Cleveland-Cuyahoga County OH Port Auth.
Rev. (Museum of Art) VRDO	0.250%	9/8/09		16,700	16,700
Cleveland-Cuyahoga County OH Port Auth.
Rev. (Museum of Art) VRDO	0.250%	9/8/09		7,300	7,300
Cleveland-Cuyahoga County OH Port Auth.
Rev. (Museum of Art) VRDO	0.290%	9/8/09		10,000	10,000
Columbus OH BAN	2.500%	12/16/09		5,000	5,020
1 Columbus OH City School Dist. TOB VRDO	0.350%	9/8/09	LOC	10,230	10,230
1 Columbus OH GO TOB VRDO	0.320%	9/8/09		4,360	4,360
Columbus OH Regional Airport Auth. Airport
Refunding Rev. (Oasbo Expanded Asset
Program) VRDO	0.300%	9/8/09	LOC	33,435	33,435
Columbus OH Regional Airport Auth. Airport
Refunding Rev. (Oasbo Expanded Asset
Program) VRDO	0.300%	9/8/09	LOC	6,380	6,380
Columbus OH Regional Airport Auth. Airport
Refunding Rev. (Oasbo Expanded Asset
Program) VRDO	0.300%	9/8/09	LOC	3,100	3,100
1 Columbus OH Sewer Rev. TOB VRDO	0.240%	9/8/09		4,990	4,990
Cuyahoga County OH BAN	1.500%	5/13/10		5,000	5,021
Cuyahoga County OH Hosp. Rev. (Cleveland
Clinic Foundation) VRDO	0.120%	9/1/09		6,500	6,500
Cuyahoga County OH Hosp. Rev. (Cleveland
Clinic Foundation) VRDO	0.120%	9/1/09		715	715
Cuyahoga County Ohio Hosp. Rev. (Cleveland
Clinic Foundation) CP	0.400%	9/15/09		5,000	5,000
Cuyahoga Falls OH BAN	2.750%	12/9/09		4,500	4,516
Delaware County OH Port Auth. Econ. Dev.
Rev. (Columbus Zoological Park) VRDO	0.290%	9/8/09	LOC	5,350	5,350

Delaware County OH Sewer Dist.	4.950%	12/1/09	(Prere.)	1,500	1,528
Dublin OH School Dist. GO	2.000%	10/15/09		3,750	3,756
Fairfield City OH Police Services Project BAN	3.500%	10/30/09		1,665	1,666
Franklin County OH BAN	1.500%	4/21/10		12,600	12,679
Franklin County OH Hosp. Rev. (Nationwide
Hosp.) VRDO	0.240%	9/8/09		10,000	10,000
Franklin County OH Hosp. Rev. (OhioHealth
Corp.) VRDO	0.200%	9/8/09	LOC	2,475	2,475
Franklin County OH Hosp. Rev. (OhioHealth
Corp.) VRDO	0.230%	9/8/09		10,900	10,900
Greater Cleveland OH Regional Transp. Auth.
Rev. RAN	1.150%	12/22/09		12,000	12,009
Green City OH BAN	1.750%	7/9/10		8,400	8,478
Greene County OH BAN	1.375%	6/22/10		4,350	4,361
Hamilton County OH Health Care Fac. Rev.
VRDO	0.320%	9/8/09	LOC	3,450	3,450
Kent State Univ. Ohio Univ. Rev. VRDO	0.120%	9/1/09	LOC	5,275	5,275
Kent State Univ. Ohio Univ. Rev. VRDO	0.250%	9/8/09	LOC	4,150	4,150
Lake County Ohio BAN	2.000%	4/8/10		1,000	1,003
Lake County Ohio BAN	1.500%	7/8/10		2,500	2,517
1 Lakewood OH City School Dist. GO TOB VRDO	0.540%	9/8/09	(4)	4,785	4,785
Lancaster Port Auth. Ohio Gas Rev. VRDO	0.320%	9/8/09		19,705	19,705
Lorain County OH GO BAN	2.000%	5/28/10		2,625	2,646
1 Lorain County OH Hosp. Fac. Rev. (Catholic
Healthcare Partners) TOB VRDO	0.270%	9/8/09	(4)	5,000	5,000
Lorain County OH Hosp. Fac. Rev. (EMH
Regional Medical Center) VRDO	0.300%	9/8/09	LOC	4,900	4,900
1 Lorain County OH Hosp. Rev. (Catholic
Healthcare Partners) TOB VRDO	0.540%	9/8/09	(4)	7,715	7,715
1 Lorain County OH Hosp. Rev. (Catholic
Healthcare Partners) TOB VRDO	0.540%	9/8/09	(4)	10,500	10,500
1 Lorain County OH Hosp. Rev. (Catholic
Healthcare Partners) TOB VRDO	0.540%	9/8/09	(4)(12)	12,780	12,780
Lorain County OH Port Auth. Educ. Fac. (St.
Ignatius High School) VRDO	0.300%	9/8/09	LOC	2,050	2,050
Lorain County OH Sewer System BAN	1.850%	10/29/09		5,570	5,579
Lucas County OH BAN	1.000%	7/22/10		3,000	3,008
Mason OH BAN	1.500%	3/11/10		2,550	2,560
Mason OH BAN	0.750%	7/28/10		4,650	4,650
Mason OH City School Dist. BAN	1.500%	2/4/10		2,845	2,854
1 Montgomery County OH Rev. (Catholic Health
Initiatives) TOB VRDO	0.540%	9/8/09	(4)	6,970	6,970
Montgomery County OH Rev. (Catholic Health
Initiatives) VRDO	0.320%	9/8/09		6,300	6,300
1 Montgomery County OH Rev. TOB VRDO	0.540%	9/8/09	(4)	4,995	4,995
Oberlin OH BAN	1.500%	5/5/10		4,000	4,019
Ohio Air Quality Dev. Auth. PCR (Ohio Valley
Electric Corp.) VRDO	0.210%	9/8/09	LOC	4,000	4,000
Ohio Air Quality Dev. Auth. PCR (Ohio Valley
Electric Corp.) VRDO	0.250%	9/8/09	LOC	2,750	2,750
1 Ohio Air Quality Dev. Rev. TOB VRDO	0.270%	9/8/09		4,995	4,995
1 Ohio Air Quality Dev. Rev. TOB VRDO	0.520%	9/8/09	(13)	8,000	8,000
1 Ohio Common Schools GO TOB VRDO	0.390%	9/8/09	(4)	7,755	7,755
Ohio Common Schools GO VRDO	0.230%	9/8/09		12,230	12,230
Ohio GO	4.000%	9/1/09	(ETM)	7,640	7,640
1 Ohio GO TOB VRDO	0.240%	9/8/09		3,385	3,385
1 Ohio GO TOB VRDO	0.290%	9/8/09		4,925	4,925
Ohio GO VRDO	0.250%	9/8/09		1,955	1,955

Ohio GO VRDO	0.250%	9/8/09		20,000	20,000
Ohio Higher Educ. Fac. Comm. Rev. (Case
Western Reserve Univ.) CP	0.500%	10/5/09		5,000	5,000
Ohio Higher Educ. Fac. Comm. Rev. (Case
Western Reserve Univ.) VRDO	0.150%	9/1/09	LOC	8,935	8,935
Ohio Higher Educ. Fac. Comm. Rev. (Case
Western Reserve Univ.) VRDO	0.550%	9/8/09	LOC	11,400	11,400
Ohio Higher Educ. Fac. Comm. Rev. (Kenyon
College) VRDO	0.130%	9/1/09	LOC	6,100	6,100
Ohio Higher Educ. Fac. Comm. Rev. (Mount
Union College) VRDO	0.300%	9/8/09	LOC	1,245	1,245
Ohio Higher Educ. Fac. Comm. Rev. (Northern
Univ.) VRDO	0.230%	9/8/09	LOC	8,000	8,000
Ohio Higher Educ. Fac. Comm. Rev. (Oberlin
College Project) VRDO	0.210%	9/8/09		5,000	5,000
Ohio Higher Educ. Fac. Comm. Rev. (Univ.
Hospitals Health System) VRDO	0.310%	9/8/09	LOC	8,000	8,000
Ohio Higher Educ. Fac. Comm. Rev. (Xavier
Univ.) VRDO	0.190%	9/8/09	LOC	7,310	7,310
1 Ohio Higher Educ. Fac. Comm. Rev. TOB
VRDO	0.320%	9/8/09		6,225	6,225
1 Ohio Higher Educ. Fac. Comm. Rev. TOB
VRDO	0.390%	9/8/09	(13)	5,000	5,000
Ohio Highway Capital Improvements GO	5.250%	5/1/10		1,820	1,877
Ohio Highway Capital Improvements GO	5.625%	5/1/10		4,900	5,068
1 Ohio Housing Finance Agency Mortgage Rev.
TOB VRDO	0.370%	9/8/09		5,730	5,730
1 Ohio Housing Finance Agency Mortgage Rev.
TOB VRDO	0.640%	9/8/09		4,455	4,455
Ohio Housing Finance Agency Mortgage Rev.
VRDO	0.310%	9/8/09		3,885	3,885
Ohio Housing Finance Agency Mortgage Rev.
VRDO	0.320%	9/8/09		5,000	5,000
Ohio Housing Finance Agency Mortgage Rev.
VRDO	0.330%	9/8/09		8,580	8,580
Ohio Housing Finance Agency Mortgage Rev.
VRDO	0.330%	9/8/09		9,040	9,040
Ohio Housing Finance Agency Mortgage Rev.
VRDO	0.350%	9/8/09		22,430	22,430
Ohio Housing Finance Agency Mortgage Rev.
VRDO	0.350%	9/8/09		8,000	8,000
Ohio Housing Finance Agency Mortgage Rev.
VRDO	0.350%	9/8/09		1,650	1,650
Ohio Housing Finance Agency Mortgage Rev.
VRDO	0.360%	9/8/09		11,530	11,530
Ohio Solid Waste Rev. (BP Exploration & Oil
Inc.) VRDO	0.130%	9/1/09		6,505	6,505
Ohio Solid Waste Rev. (BP Exploration & Oil
Inc.) VRDO	0.130%	9/1/09		7,625	7,625
Ohio Solid Waste Rev. (BP Exploration & Oil
Inc.) VRDO	0.130%	9/1/09		10,225	10,225
1 Ohio State Higher Educ. Fac. TOB VRDO	0.320%	9/8/09		3,700	3,700
1 Ohio State Higher Educ. TOB VRDO	0.260%	9/8/09	LOC	4,975	4,975
1 Ohio State Hosp Rev. (Cleveland Clinic Health
System Obligated Group) TOB VRDO	0.200%	9/1/09		5,000	5,000
1 Ohio State Hosp Rev. (Cleveland Clinic Health
System Obligated Group) TOB VRDO	0.270%	9/8/09		9,000	9,000

1 Ohio State Hosp Rev. (Cleveland Clinic Health
System Obligated Group) TOB VRDO	0.320%	9/8/09		5,170	5,170
1 Ohio State Hosp Rev. (Cleveland Clinic Health
System Obligated Group) TOB VRDO	0.320%	9/8/09		6,745	6,745
1 Ohio State Hosp Rev. (Cleveland Clinic Health
System Obligated Group) TOB VRDO	0.320%	9/8/09		6,495	6,495
Ohio State Univ. CP	0.450%	10/8/09		22,400	22,400
Ohio State Univ. General Receipts Rev. VRDO	0.200%	9/8/09		1,200	1,200
1 Ohio State Water Dev. Auth. PCR TOB VRDO	0.320%	9/8/09		5,995	5,995
1 Ohio Turnpike Comm. Turnpike Rev. TOB
VRDO	0.270%	9/8/09		15,745	15,745
Ohio Water Dev. Auth. PCR (FirstEnergy)
VRDO	0.130%	9/1/09	LOC	1,200	1,200
Ohio Water Dev. Auth. PCR (FirstEnergy)
VRDO	0.200%	9/1/09	LOC	5,750	5,750
Ohio Water Dev. Auth. PCR (FirstEnergy)
VRDO	0.250%	9/8/09	LOC	3,000	3,000
Ohio Water Dev. Auth. PCR (FirstEnergy)
VRDO	0.310%	9/8/09	LOC	15,000	15,000
Ohio Water Dev. Auth. PCR (FirstEnergy)
VRDO	0.400%	9/8/09	LOC	10,000	10,000
Ohio Water Dev. Auth. Rev.	5.000%	12/1/09		7,130	7,207
Ohio Water Dev. Auth. Rev. (Pure Water) VRDO	0.350%	9/8/09		39,210	39,210
Ohio Water Dev. Auth. Rev. BAN	4.000%	10/1/09		7,000	7,009
Olentangy OH Local School Dist. BAN	2.000%	10/9/09		4,750	4,756
Port of Greater Cincinnati Dev. Auth. (Sycamore
Township Kenwood) VRDO	0.280%	9/8/09	LOC	3,000	3,000
Portage County OH BAN	3.250%	10/2/09		5,000	5,001
1 Toledo Lucas County OH Port Auth. VRDO	0.430%	9/8/09	(13)	5,500	5,500
Toledo OH City Services Special Assessment
VRDO	0.280%	9/8/09	LOC	6,200	6,200
Union Township OH BAN	3.000%	9/15/09		10,000	10,004
Univ. of Akron OH General Receipts Rev.	5.500%	1/1/10	(Prere.)	2,545	2,613
Univ. of Cincinnati OH General Receipts BAN	1.500%	3/1/10		10,000	10,025
Univ. of Cincinnati OH General Receipts BAN	2.000%	7/21/10		2,500	2,517
Univ. of Toledo OH General Receipts VRDO	0.200%	9/1/09	LOC	4,000	4,000
Upper Arlington OH City School Dist. TAN	2.000%	6/24/10		2,100	2,111
Vandalia Butler OH City School Dist.
Montgomery County BAN	1.500%	3/1/10		3,750	3,764
Westlake OH BAN	1.250%	1/28/10		3,100	3,103
Willoughby OH BAN	3.000%	10/14/09		6,810	6,814
					976,458
Puerto Rico (1.2%)
1 Puerto Rico Sales Tax Financing Corp. Rev.
TOB VRDO	0.320%	9/8/09		6,000	6,000
1 Puerto Rico Sales Tax Financing Corp. Rev.
TOB VRDO	0.510%	9/8/09		6,000	6,000
					12,000
Total Investments (99.7%) (Cost $988,458)					988,458
Other Assets and Liabilities-Net (0.3%)					3,252
Net Assets (100%)					991,710

1

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2009, the aggregate value of these securities was $249,725,000, representing 25.2% of net assets.

Ohio Tax-Exempt Money Market Fund

Key to Abbreviations

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
(13) Berkshire Hathaway Assurance Corp.
(14) National Public Finance Guarantee Corp.

Ohio Tax-Exempt Money Market Fund

The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Security Valuation: Securities are valued at amortized cost, which approximates market value.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At August 31, 2009, 100% of the fund's investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Vanguard Ohio Long-Term Tax-Exempt Fund

Schedule of Investments
As of August 31, 2009

				Face	Market
		Maturity		Amount	Value
	Coupon	Date		($000)	($000)
Tax-Exempt Municipal Bonds (99.2%)
Ohio (96.8%)
Adams County OH School Dist. GO	5.550%	12/1/09	(14)	1,000	1,004
Akron OH GO	5.500%	12/1/18	(14)	1,315	1,374
Akron OH Income Tax Rev. (Community
Learning Center)	5.000%	12/1/27	(14)	6,300	6,477
Allen County OH Hosp. Fac. Rev. (Catholic
Healthcare) VRDO	0.130%	9/1/09	LOC	5,800	5,800
American Muni. Power Ohio Inc.	5.000%	2/15/38		21,885	21,852
American Muni. Power Ohio Inc.	5.750%	2/15/39	(12)	4,500	4,692
American Muni. Power Ohio Inc. (Omega JV)	5.250%	1/1/14	(2)	2,625	2,716
American Muni. Power Ohio Inc. (Omega JV)	5.250%	1/1/15	(2)	2,865	2,954
American Muni. Power Ohio Inc. (Omega JV)	5.250%	1/1/16	(2)	1,015	1,043
American Muni. Power Ohio Inc. Electricity
Purchase Rev.	5.000%	2/1/13		3,000	3,099
Amherst OH Exempt Village School Dist. GO	5.750%	12/1/11	(3)(Prere.)	1,300	1,441
Amherst OH Exempt Village School Dist. GO	5.750%	12/1/11	(3)(Prere.)	1,300	1,441
Bowling Green State Univ. Ohio General
Receipts Rev.	5.750%	6/1/10	(3)(Prere.)	1,190	1,250
Buckeye OH Tobacco Settlement Financing
Corp. Rev.	5.125%	6/1/24		10,040	9,006
Buckeye OH Tobacco Settlement Financing
Corp. Rev.	5.875%	6/1/30		2,825	2,385
Buckeye OH Tobacco Settlement Financing
Corp. Rev.	5.750%	6/1/34		4,000	3,161
Buckeye OH Tobacco Settlement Financing
Corp. Rev.	6.000%	6/1/42		2,750	2,077
Buckeye OH Tobacco Settlement Financing
Corp. Rev.	5.875%	6/1/47		5,760	4,228
Buckeye OH Tobacco Settlement Financing
Corp. Rev.	6.500%	6/1/47		4,750	3,812
Butler County OH GO	5.250%	12/1/12	(Prere.)	1,655	1,880
Butler County OH GO	5.250%	12/1/12	(Prere.)	1,570	1,783
Butler County OH Hosp. Fac. Rev. (Cincinnati
Children's Hosp.)	5.000%	5/15/31	(14)	5,000	4,205
Butler County OH Sewer System Rev.	5.375%	12/1/09	(3)(Prere.)	1,230	1,258
Butler County OH Waterworks Rev.	5.250%	12/1/21	(2)	4,000	4,295
Canal Winchester OH Local School Dist. GO	5.500%	12/1/11	(3)(Prere.)	1,080	1,188
Canal Winchester OH Local School Dist. GO	5.500%	12/1/11	(3)(Prere.)	950	1,045
Canal Winchester OH Local School Dist. GO	5.500%	12/1/11	(3)(Prere.)	805	885
Canal Winchester OH Local School Dist. GO	5.000%	6/1/15	(14)(Prere.)	3,030	3,499
Centerville OH City School Dist. GO	5.000%	12/1/30	(4)	9,260	9,630
Cincinnati OH City School Dist. Classroom Fac.
Construction & Improvement	5.250%	12/1/28	(14)	4,000	4,372
1 Cincinnati OH City School Dist. GO TOB VRDO	1.340%	9/8/09	(3)LOC	2,800	2,800
1 Cincinnati OH City School Dist. GO TOB VRDO	1.340%	9/8/09	LOC	2,300	2,300
Cincinnati OH City School Dist. Improvement
GO	5.000%	12/15/23	(4)	1,620	1,729
Cincinnati OH City School Dist. Improvement
GO	5.000%	12/15/32	(4)	1,000	1,020
Cincinnati OH Econ. Dev. Rev. (Baldwin)	4.875%	11/1/38		7,870	7,901

Cincinnati OH Water System Rev.	5.500%	6/1/11	(Prere.)	1,380	1,492
Cincinnati OH Water System Rev.	5.000%	12/1/23	(14)	6,000	6,543
Cincinnati OH Water System Rev.	5.000%	12/1/32		4,000	4,170
Cleveland OH GO	5.375%	9/1/10	(2)	1,000	1,040
Cleveland OH GO	5.500%	12/1/10	(3)(Prere.)	1,135	1,216
Cleveland OH GO	5.500%	12/1/10	(3)(Prere.)	1,415	1,516
Cleveland OH GO	5.500%	12/1/11	(14)	1,340	1,426
Cleveland OH GO	5.375%	9/1/12	(2)	1,000	1,098
Cleveland OH GO	5.500%	10/1/20	(2)	7,350	8,350
Cleveland OH GO	5.000%	10/1/21	(2)	2,920	3,102
Cleveland OH GO	5.500%	10/1/22	(2)	3,870	4,348
Cleveland OH Income Tax Rev.	5.000%	10/1/29	(12)	7,180	7,412
Cleveland OH Public Power System Rev.	5.000%	11/15/28	(14)	1,250	1,268
Cleveland OH Public Power System Rev.	0.000%	11/15/33	(14)	6,895	1,832
Cleveland OH State Univ. Rev.	5.250%	6/1/19	(14)	2,825	3,037
Cleveland OH State Univ. Rev.	5.000%	6/1/30	(14)	5,000	5,093
Cleveland OH Water Works Rev.	5.500%	1/1/21	(14)	9,635	10,885
Columbus OH City School Dist.	4.500%	12/1/29		3,000	3,009
Columbus OH City School Dist.	4.750%	12/1/33		7,000	7,048
2 Columbus OH GO	5.000%	12/15/13		5,000	5,720
Columbus OH GO VRDO	0.150%	9/8/09		1,200	1,200
Columbus OH Sewer Rev.	5.000%	6/1/28		4,005	4,255
Columbus OH Sewer Rev.	4.500%	6/1/29		8,000	8,104
Columbus OH Sewer Rev.	4.250%	6/1/30		10,245	10,136
Columbus OH Sewer Rev.	5.000%	6/1/31		4,000	4,176
Cuyahoga County OH (Capital Improvement)
GO	5.750%	12/1/10	(Prere.)	1,710	1,819
Cuyahoga County OH (Capital Improvement)
GO	5.750%	12/1/10	(Prere.)	2,000	2,128
Cuyahoga County OH (Capital Improvement)
GO	5.750%	12/1/10	(Prere.)	2,000	2,128
Cuyahoga County OH (Capital Improvement)
GO	5.750%	12/1/10	(Prere.)	2,000	2,128
Cuyahoga County OH Hosp. Rev. (Cleveland
Clinic Foundation)	6.000%	1/1/32		10,000	10,475
Cuyahoga County OH Hosp. Rev. (Cleveland
Clinic Foundation) VRDO	0.120%	9/1/09		5,800	5,800
Cuyahoga County OH Hosp. Rev. (Cleveland
Clinic Foundation) VRDO	0.120%	9/1/09		2,000	2,000
Erie County OH Hosp. Fac. Rev. (Firelands
Regional Medical Center)	5.500%	8/15/22		1,750	1,624
Erie County OH Hosp. Fac. Rev. (Firelands
Regional Medical Center)	5.250%	8/15/46		11,080	8,406
Fairborn OH City School Dist. School
Improvement GO	5.500%	12/1/16	(14)	1,840	2,002
Fairborn OH City School Dist. School
Improvement GO	5.375%	12/1/20	(14)	1,200	1,278
Fairfield County OH Hosp. Rev. (Lancaster-
Fairfield Hosp.)	5.375%	6/15/15	(14)	3,000	3,333
Franklin County OH GO	5.000%	12/1/31		7,500	7,866
Franklin County OH Hosp. Rev. (Nationwide
Childrens)	4.750%	11/1/28		1,500	1,443
Franklin County OH Hosp. Rev. (Nationwide
Hosp.) VRDO	0.220%	9/8/09		14,270	14,270
Franklin County OH Hosp. Rev. (Trinity Health
Credit Group)	5.000%	6/1/19		4,035	4,217
Franklin County OH Hosp. Rev. (Trinity Health
Credit Group)	5.000%	6/1/21		4,465	4,578

Franklin County OH Hosp. Rev. (U.S. Health
Corp.) VRDO	0.200%	9/8/09	LOC	2,350	2,350
Gallia County OH Hosp. Rev. (Holzer Medical
Center)	5.125%	10/1/13	(2)	2,000	2,001
Gallia County OH Local School Dist.	5.000%	12/1/26	(4)	2,075	2,175
Gallia County OH Local School Dist.	5.000%	12/1/27	(4)	2,180	2,274
Gallia County OH Local School Dist.	5.000%	12/1/30	(4)	5,000	5,118
Gallia County OH Local School Dist.	5.000%	12/1/33	(4)	3,500	3,552
Gallipolis Ohio City School Dist. (School Fac.)	5.000%	12/1/30	(14)	4,040	4,072
Garfield Heights OH City School Dist. School
Improvement GO	5.500%	12/15/11	(14)(Prere.)	1,640	1,811
Greene County OH Sewer System Rev.	5.000%	12/1/22	(4)	4,470	4,661
Greene County OH Sewer System Rev.	5.000%	12/1/23	(4)	4,695	4,884
Greene County OH Sewer System Rev.	5.000%	12/1/24	(4)	5,050	5,245
Greene County OH Sewer System Rev.	5.000%	12/1/25	(4)	5,000	5,184
Hamilton County OH Convention Center Fac.
Auth. Rev. Second Lien	5.250%	12/1/20	(14)	1,185	1,307
Hamilton County OH Convention Center Fac.
Auth. Rev. Second Lien	5.250%	12/1/21	(14)	1,245	1,367
Hamilton County OH Convention Center Fac.
Auth. Rev. Second Lien	5.250%	12/1/23	(14)	1,380	1,479
Hamilton County OH Convention Center Fac.
Auth. Rev. Second Lien	5.250%	12/1/24	(14)	185	197
Hamilton County OH Econ. Dev. Rev. (King
Highland Community Urban)	5.250%	6/1/28	(14)	7,290	7,506
Hamilton County OH Hosp. Fac. Rev.
(Cincinnati Children's Hosp.)	5.500%	5/15/19	(14)	2,865	2,923
Hamilton County OH Hosp. Fac. Rev.
(Cincinnati Children's Hosp.)	5.500%	5/15/20	(14)	3,020	3,128
Hamilton County OH Sales Tax Rev.	5.000%	12/1/25	(2)	5,000	5,091
Hamilton County OH Sales Tax Rev.	5.000%	12/1/26	(2)	5,000	5,063
Hamilton County OH Sales Tax Rev.	5.000%	12/1/32	(4)	10,000	10,170
Hamilton County OH Sewer System Rev.	5.450%	12/1/09	(14)	3,250	3,284
Hamilton County OH Sewer System Rev.	5.625%	6/1/10	(14)(Prere.)	965	1,012
Hamilton County OH Sewer System Rev.	5.625%	6/1/10	(14)(Prere.)	755	792
Hamilton County OH Sewer System Rev.	5.250%	12/1/11	(14)(Prere.)	1,355	1,483
Hamilton County OH Sewer System Rev.	5.250%	12/1/11	(14)(Prere.)	1,000	1,094
Hamilton County OH Sewer System Rev.	5.000%	12/1/31	(14)	5,300	5,409
Hamilton OH City School Dist. GO	5.000%	12/1/26	(4)	3,070	3,307
Hamilton OH City School Dist. GO	5.000%	12/1/28	(4)	5,000	5,323
Hamilton OH City School Dist. GO	5.000%	12/1/34	(4)	2,250	2,329
Highland OH Local School Dist. School
Improvement GO	5.750%	12/1/11	(4)(Prere.)	1,510	1,673
Hilliard OH School Dist. GO	0.000%	12/1/12	(14)	3,220	3,020
Hilliard OH School Dist. GO	0.000%	12/1/13	(14)	3,220	2,923
Hilliard OH School Dist. GO	5.250%	12/1/16	(14)	2,000	2,184
Hilliard OH School Dist. GO	5.000%	12/1/27	(14)	2,895	3,021
Huber Heights OH City School Dist.	5.000%	12/1/33		3,000	3,055
Huber Heights OH City School Dist.	5.000%	12/1/36		4,000	4,077
Huron County OH Hosp. Fac. Rev. (Fisher-Titus
Medical Center)	5.250%	12/1/37		4,825	4,317
Indian Hill OH Exempt Village School Dist.
Hamilton County GO	5.500%	12/1/11	(Prere.)	1,295	1,428
Kent State Univ. Ohio Univ. Rev. VRDO	0.120%	9/1/09	LOC	1,200	1,200
Lake Ohio Local School Dist. Stark County OH
GO	5.750%	12/1/10	(3)(Prere.)	1,000	1,063
Logan Hocking OH Local School Dist. GO	5.500%	12/1/11	(14)(Prere.)	1,675	1,847
Lorain County OH GO	5.500%	12/1/22	(14)	1,500	1,601

Lorain County OH Hosp. Fac. Rev. (Catholic
Healthcare Partners)	5.000%	4/1/15	(4)	5,200	5,699
Lorain County OH Hosp. Fac. Rev. (Catholic
Healthcare Partners)	5.400%	10/1/21		4,000	4,078
Lorain County OH Hosp. Fac. Rev. (Catholic
Healthcare Partners)	5.000%	4/1/33	(4)	5,000	5,066
Lucas County OH Hosp. Rev.	5.000%	11/15/38		5,000	4,843
Lucas County OH Hosp. Rev. (ProMedica
Health Care)	5.750%	11/15/14	(14)(ETM)	5,360	5,380
Lucas County OH Hosp. Rev. (ProMedica
Health Care)	5.750%	11/15/14	(14)	640	641
Lucas County OH Hosp. Rev. (ProMedica
Health Care)	5.625%	11/15/15	(2)	2,500	2,534
Lucas County OH Hosp. Rev. (ProMedica
Health Care)	5.625%	11/15/17	(2)	2,075	2,101
Mad River OH Local School Dist. GO	5.750%	12/1/12	(3)(Prere.)	1,195	1,368
Marysville OH Exempt Village School Dist. COP	5.250%	6/1/15	(14)(Prere.)	2,095	2,461
Marysville OH Exempt Village School Dist. COP	5.250%	6/1/15	(14)(Prere.)	2,035	2,390
Marysville OH Exempt Village School Dist. COP	5.250%	6/1/15	(14)(Prere.)	2,140	2,514
Marysville OH WasteWater Treatment System
Rev.	5.000%	12/1/31	(10)	2,720	2,624
Mason OH City School Dist. School
Improvement GO	5.000%	12/1/35		2,000	2,065
Medina OH School Dist. COP	5.250%	12/1/37	(12)	7,210	7,439
Miami Univ. of Ohio General Receipts Refunding	5.250%	12/1/20	(2)	2,000	2,148
Miamisburg OH City School Dist.	4.750%	12/1/36	(12)	3,000	2,977
Middletown OH City School Dist. GO	5.000%	12/1/23	(4)	5,345	5,710
Milford OH Exempt Village School Dist. School
Improvement GO	6.000%	12/1/11	(4)(Prere.)	1,425	1,585
Milford OH Exempt Village School Dist. School
Improvement GO	6.000%	12/1/11	(4)(Prere.)	1,600	1,779
Montgomery County OH Rev. (Catholic Health
Initiatives)	5.000%	5/1/30		7,630	7,629
Montgomery County OH Rev. (Catholic Health
Initiatives)	5.000%	10/1/41	(4)	5,000	4,837
New Albany Plain OH Local School Dist. GO	5.500%	6/1/12	(3)(Prere.)	500	559
New Albany Plain OH Local School Dist. GO	5.500%	12/1/17	(3)	675	731
Nordonia Hills OH Local School Dist. GO	0.000%	12/1/11	(2)	1,200	1,156
Nordonia Hills OH Local School Dist. GO	0.000%	12/1/12	(2)	1,700	1,590
North Olmsted OH GO (Library Improvement)	5.500%	12/1/10	(3)(Prere.)	1,355	1,438
Oak Hills OH Local School Dist. GO	7.200%	12/1/09	(14)	510	519
Ohio Air Quality Dev. Auth. PCR (Columbus
Southern Power)	5.800%	12/1/38		2,000	2,029
Ohio Air Quality Dev. Auth. PCR (Columbus
Southern Power) PUT	3.875%	6/1/14		3,000	3,003
Ohio Air Quality Dev. Auth. PCR (FirstEnergy)	5.625%	6/1/18		7,000	7,238
Ohio Air Quality Dev. Auth. PCR (FirstEnergy)	5.700%	8/1/20		6,000	6,177
Ohio Building Auth. Rev. (Adult Correctional
Building)	5.000%	10/1/11	(14)	5,000	5,396
Ohio Building Auth. Rev. (Adult Correctional
Building)	5.250%	10/1/16	(14)	2,830	3,253
Ohio Building Auth. Rev. (State Fac. Art
Building)	5.500%	4/1/11	(Prere.)	1,585	1,703
Ohio Building Auth. Rev. (State Fac. Art
Building)	5.500%	4/1/11	(Prere.)	1,500	1,612
Ohio Building Auth. Rev. (State Fac. Highway
Safety Building Fund)	5.500%	10/1/17	(4)	1,305	1,416

Ohio Building Auth. Rev. (State Fac. Highway
Safety Building Fund)	5.500%	10/1/18	(4)	1,380	1,467
Ohio Common Schools GO	5.000%	6/15/24		8,000	8,424
Ohio GO	5.000%	9/15/11		5,715	6,183
Ohio GO	5.000%	8/1/13		3,565	4,025
Ohio GO	5.000%	8/1/14		3,000	3,422
Ohio GO	5.500%	11/1/14		4,185	4,890
Ohio GO	4.500%	9/15/22	(14)	5,000	5,239
Ohio Higher Educ. Capital Fac. Rev.	5.000%	8/1/11	(2)	6,110	6,558
Ohio Higher Educ. Fac. Comm. Rev.	5.500%	12/1/24		2,000	2,140
Ohio Higher Educ. Fac. Comm. Rev.	5.750%	5/1/28		5,000	5,349
Ohio Higher Educ. Fac. Comm. Rev. (Case
Western Reserve Univ.)	5.250%	12/1/26	(14)	3,520	3,901
Ohio Higher Educ. Fac. Comm. Rev. (Case
Western Reserve Univ.)	5.000%	12/1/27	(2)	2,115	2,137
Ohio Higher Educ. Fac. Comm. Rev. (Cleveland
Health Clinic)	5.125%	1/1/28		5,000	5,148
Ohio Higher Educ. Fac. Comm. Rev. (Cleveland
Health Clinic)	5.250%	1/1/29		5,000	5,163
Ohio Higher Educ. Fac. Comm. Rev. (Cleveland
Health Clinic)	5.500%	1/1/43		1,460	1,490
Ohio Higher Educ. Fac. Comm. Rev. (Denison
Univ.)	5.500%	11/1/11	(Prere.)	1,000	1,109
Ohio Higher Educ. Fac. Comm. Rev. (Denison
Univ.)	5.000%	11/1/26		5,815	6,250
Ohio Higher Educ. Fac. Comm. Rev. (Denison
Univ.)	5.000%	11/1/32		2,980	3,097
Ohio Higher Educ. Fac. Comm. Rev. (John
Carroll Univ.)	5.000%	4/1/32		3,415	3,208
Ohio Higher Educ. Fac. Comm. Rev. (Kenyon
College)	5.000%	7/1/41		4,500	4,395
Ohio Higher Educ. Fac. Comm. Rev. (Northern
Univ.)	5.000%	5/1/26		5,275	5,216
Ohio Higher Educ. Fac. Comm. Rev. (Oberlin
College)	5.000%	10/1/33		5,000	5,096
Ohio Higher Educ. Fac. Comm. Rev. (Univ.
Hospitals Health System)	5.250%	1/15/46		16,500	14,458
Ohio Higher Educ. Fac. Comm. Rev. (Univ. of
Dayton)	5.375%	12/1/16	(2)	1,795	1,925
Ohio Higher Educ. GO	5.250%	12/1/11	(14)	4,500	4,927
Ohio Higher Educ. GO	5.000%	11/1/14		4,250	4,869
Ohio Highway Capital Improvements Rev.	5.000%	5/1/11		2,800	2,996
Ohio Housing Finance Agency Mortgage Rev.	5.250%	9/1/28		3,000	3,074
Ohio Housing Finance Agency Mortgage Rev.	6.200%	9/1/33		7,500	7,760
Ohio Infrastructure Improvement GO	5.000%	8/1/16		9,570	11,014
Ohio Mental Health Capital Fac. Rev.	5.000%	8/1/12	(2)	1,000	1,077
Ohio State Hosp. Rev. (Cleveland Clinic Health
System Obligated Group)	5.500%	1/1/39		2,000	2,011
Ohio State Univ. General Receipts Rev.	5.000%	12/1/14		7,520	8,544
Ohio State Univ. General Receipts Rev.	5.250%	6/1/23		3,000	3,205
Ohio Turnpike Comm. Turnpike Rev.	5.500%	2/15/11	(Prere.)	1,570	1,678
Ohio Turnpike Comm. Turnpike Rev.	5.500%	2/15/24	(14)	12,000	13,875
Ohio Water Dev. Auth. PCR	5.000%	6/1/21		2,460	2,715
Ohio Water Dev. Auth. PCR	5.500%	6/1/23		2,155	2,606
Ohio Water Dev. Auth. PCR (FirstEnergy) PUT	5.875%	6/1/16		6,000	6,270
Ohio Water Dev. Auth. Rev. (Drinking Water
Fund)	3.750%	1/15/13		5,000	5,028

Ohio Water Dev. Auth. Rev. (Fresh Water
Improvement)	5.375%	6/1/12	(Prere.)	2,100	2,337
Ohio Water Dev. Auth. Rev. (Fresh Water
Improvement)	5.375%	6/1/12	(Prere.)	2,170	2,415
Ohio Water Dev. Auth. Rev. (Fresh Water
Improvement)	5.375%	6/1/12	(Prere.)	2,735	3,044
Ohio Water Dev. Auth. Rev. (Fresh Water
Improvement)	5.500%	12/1/22		4,690	5,641
Ohio Water Dev. Auth. Rev. (Fresh Water
Improvement)	5.500%	6/1/23		1,225	1,471
Ohio Water Dev. Auth. Rev. (Fresh Water
Improvement)	5.500%	12/1/23		1,115	1,343
Ohio Water Dev. Auth. Rev. (Pure Water)	7.000%	12/1/09	(2)(ETM)	150	152
Olentangy OH Local School Dist. GO	5.500%	6/1/12	(4)(Prere.)	1,200	1,338
Olentangy OH Local School Dist. GO	5.500%	12/1/16	(4)	30	33
Olentangy OH Local School Dist. GO	5.000%	12/1/30	(4)	3,765	3,938
Olentangy OH Local School Dist. School Fac.
Construction & Improvement	5.250%	6/1/14	(3)(Prere.)	1,400	1,611
Olentangy OH Local School Dist. School Fac.
Construction & Improvement	5.500%	6/1/14	(3)(Prere.)	2,750	3,195
Reynoldsburg OH School Dist. GO	0.000%	12/1/09	(14)	1,465	1,457
Reynoldsburg OH School Dist. GO	0.000%	12/1/10	(14)	1,465	1,422
Richland County OH GO	6.950%	12/1/11	(2)	450	452
Richland County OH GO	5.400%	12/1/15	(2)	1,120	1,124
Rocky River OH City School Dist. GO	5.375%	12/1/17		2,200	2,494
Ross County OH Hosp. Fac. Rev. (Adena
Health System)	5.750%	12/1/35		6,200	6,257
Scioto County OH Hosp. Rev. (Southern Ohio
Medical Center)	5.500%	2/15/28		9,000	8,756
Scioto County OH Hosp. Rev. (Southern Ohio
Medical Center)	5.750%	2/15/38		6,500	6,262
Shawnee State Univ. Ohio General Receipts
Rev.	5.000%	6/1/34	(14)	5,470	4,644
Sugarcreek OH Local School Dist. GO	5.250%	12/1/13	(14)(Prere.)	1,215	1,397
Summit County OH GO	6.250%	12/1/10	(3)(Prere.)	1,420	1,535
Summit County OH GO	6.500%	12/1/10	(3)(Prere.)	2,000	2,168
Summit County OH GO	5.750%	12/1/12	(3)(Prere.)	1,800	2,078
Summit County OH GO	5.750%	12/1/12	(3)(Prere.)	1,910	2,205
Summit County OH GO	5.750%	12/1/12	(3)(Prere.)	2,020	2,331
Summit County OH GO	5.750%	12/1/12	(3)(Prere.)	1,420	1,639
Summit County OH GO	5.750%	12/1/12	(3)(Prere.)	1,595	1,841
Summit County OH Sanitary Sewer System
Improvement GO	5.500%	12/1/11	(3)(Prere.)	1,015	1,129
Tallmadge OH City School Dist.	5.000%	12/1/28	(4)	3,030	3,134
Teays Valley OH Local School Dist. GO	5.000%	12/1/27	(14)	3,040	3,205
Tri Valley OH Local School Dist. GO	5.500%	12/1/16	(14)	1,255	1,430
Tri Valley OH Local School Dist. GO	5.500%	12/1/19	(14)	1,785	2,015
Univ. of Akron OH General Receipts Rev.	5.000%	1/1/33	(4)	2,000	2,042
Univ. of Cincinnati OH COP	5.500%	6/1/14	(14)	1,000	1,036
Univ. of Cincinnati OH General Receipts	5.750%	6/1/11	(3)(Prere.)	1,285	1,406
Univ. of Cincinnati OH General Receipts	5.750%	6/1/11	(3)(Prere.)	1,500	1,642
Univ. of Cincinnati OH General Receipts	5.375%	6/1/12	(Prere.)	2,000	2,228
Univ. of Cincinnati OH General Receipts	5.375%	6/1/12	(Prere.)	2,595	2,891
Univ. of Cincinnati OH General Receipts	5.375%	6/1/12	(Prere.)	2,880	3,209
Univ. of Cincinnati OH General Receipts	5.000%	6/1/28	(14)	5,000	5,132
Univ. of Toledo OH General Receipts	5.250%	6/1/11	(3)(Prere.)	1,080	1,163
Westerville OH City School Dist. GO	5.500%	6/1/11	(14)(Prere.)	1,225	1,325
Woodridge OH School Dist. GO	6.800%	12/1/14	(2)	1,765	1,996

Wooster OH School Dist. GO	0.000%	12/1/09	(4)	2,195	2,189
Wooster OH School Dist. GO	0.000%	12/1/10	(4)	2,265	2,222
Wooster OH School Dist. GO	0.000%	12/1/11	(4)	2,315	2,225
					873,399
Puerto Rico (2.2%)
Puerto Rico GO	5.500%	7/1/20	(14)	1,600	1,612
Puerto Rico GO	5.500%	7/1/29		1,500	1,427
Puerto Rico GO	5.000%	7/1/34		740	649
Puerto Rico Highway & Transp. Auth. Rev.	5.500%	7/1/14	(Prere.)	3,400	3,913
Puerto Rico Muni. Finance Agency	5.250%	8/1/20	(4)	2,500	2,601
Puerto Rico Public Buildings Auth. Govt. Fac.
Rev.	5.500%	7/1/21	(14)	2,000	2,005
Puerto Rico Public Finance Corp.	5.500%	2/1/12	(Prere.)	3,005	3,306
Puerto Rico Public Finance Corp.	5.500%	2/1/12	(Prere.)	995	1,092
Puerto Rico Public Finance Corp.	6.000%	8/1/26	(ETM)	305	371
Puerto Rico Sales Tax Financing Corp. Rev.	6.500%	8/1/44		2,500	2,701
					19,677
Virgin Islands (0.2%)
Virgin Islands Public Finance Auth. Rev.	5.250%	10/1/17		2,000	2,012
Total Investments (99.2%) (Cost $877,616)					895,088
Other Assets and Liabilities-Net (0.8%)					7,570
Net Assets (100%)					902,658

1

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2009, the aggregate value of these securities was $5,100,000, representing 0.6% of net assets.

2	Securities with a value of $806,000 have been segregated as initial margin for open futures contracts.

Ohio Long-Term Tax-Exempt Fund

Key to Abbreviations

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
(13) Berkshire Hathaway Assurance Corp.
(14) National Public Finance Guarantee Corp.
The insurance does not guarantee the market value of the municipal bonds.
LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Ohio Long-Term Tax-Exempt Fund

Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At August 31, 2009, the cost of investment securities for tax purposes was $877,870,000. Net unrealized appreciation of investment securities for tax purposes was $17,218,000, consisting of unrealized gains of $28,117,000 on securities that had risen in value since their purchase and $10,899,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At August 31, 2009, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

		Number of	Aggregate	Unrealized
		Long (Short)	Settlement	Appreciation
Futures Contracts	Expiration	Contracts	Value (Depreciation)
30-Year U.S. Treasury Bond	December 2009	(111)	13,292	(57)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Ohio Long-Term Tax-Exempt Fund

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of August 31, 2009, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	895,088	—
Futures Contracts—Liabilities[1]	(65)	—	—
Total	(65)	895,088	—
1 Represents variation margin on the last day of the reporting period.

Item 2: Controls and Procedures

(a)

Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)

Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits
(a) Certifications

VANGUARD OHIO TAX-FREE FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: October 22, 2009

VANGUARD OHIO TAX-FREE FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: October 22, 2009

VANGUARD OHIO TAX-FREE FUNDS
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: October 22, 2009

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on July 24, 2009, see file Number 2-88373, Incorporated by Reference.